Revenue Interest Financing, Side Letter, and PIPE Conversion Option (Tables)	12 Months Ended
Dec. 31, 2023
Contract with Customer, Liability [Abstract]
Summary of Components of Revenue Interest Financing
The components of the Company’s Revenue Interest Financing
consist
of the following (in thousands):

December 31, 2023
Revenue Interest Financing liability	$40,000

Total principal amounts of debt	40,000

Less: Royalty payments	(1,092)
Less: Change in fair value of debt	(2,708)

Long-term Revenue Interest Financing liability	$36,200